Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes [Text Block]

Note 15 – Income Taxes

The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity for the years ended December 31, were as follows:

(Dollars in thousands)	2016	2015	2014
Consolidated Statements of Income:
Income tax expense/(benefit)	$106,810	$10,941	$84,185
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Net unrealized gains/(losses) on pension and other postretirement plans	(7,172)	(6,689)	(42,842)
Net unrealized gains/(losses) on securities available-for-sale	(12,810)	(9,445)	18,135
Net unrealized gains/(losses) on cash flow hedges	(780)	-	-
Share based compensation	(1,613)	(356)	7,220
Total	$84,435	$(5,549)	$66,698

The components of income tax expense/(benefit) for the years ended December 31, were as follows:

(Dollars in thousands)	2016	2015	2014
Current:
Federal	$25,234	$(5,059)	$83,916
State	1,803	(8,258)	(3,461)
Foreign	169	62	1
Deferred:
Federal	67,109	19,487	(157)
State	12,495	4,706	3,872
Foreign	-	3	14
Total	$106,810	$10,941	$84,185

A reconciliation of expected income tax expense/(benefit) at the federal statutory rate of 35 percent to the total income tax expense follows:

(Dollars in thousands)	2016	2015	2014
Federal income tax rate	35%	35%	35%
Tax computed at statutory rate	$120,862	$37,889	$111,381
Increase/(decrease) resulting from:
State income taxes	9,918	7	8,786
Bank-owned life insurance ("BOLI")	(5,661)	(4,897)	(6,671)
401(k) - employee stock ownership plan ("ESOP")	(824)	(714)	(659)
Tax-exempt interest	(7,098)	(6,507)	(5,798)
Non-deductible expenses	1,079	887	829
LIHTC credits and benefits, net of amortization	(6,165)	(7,239)	(8,075)
Other tax credits	(3,886)	(2,012)	(1,033)
Change in valuation allowance - DTA	(116)	(3,875)	(13,168)
Other changes in unrecognized tax benefits	616	(1,386)	(1,570)
Other	(1,915)	(1,212)	163
Total	$106,810	$10,941	$84,185

As of December 31, 2016, FHN had net deferred tax asset balances related to federal and state income tax carryforwards of $124.7 million and $19.4 million, respectively, which will expire at various dates as follows:

		Net Deferred Tax Asset Balance
(Dollars in thousands)	Expiration Dates
Alternative minimum tax credits-federal	None	$14,707
General business credits-federal	2030-2036	65,341
Capital loss carryforward - federal	2017	40,404
Capital loss carryforward - federal	2021	4,065
Net operating losses-federal	2027	175
Net operating losses-states	2017-2021	1,355
Net operating losses-states	2022-2035	18,083

A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax consequence is calculated by applying enacted statutory tax rates, applicable to future years, to these temporary differences. In order to support the recognition of the DTA, FHN’s management must believe that the realization of the DTA is more likely than not. FHN evaluates the likelihood of realization of the DTA based on both positive and negative evidence available at the time, including (as appropriate) scheduled reversals of DTLs, projected future taxable income, tax planning strategies, and recent financial performance. Realization is dependent on generating sufficient taxable income prior to the expiration of the carryforwards attributable to the DTA. In projecting future taxable income, FHN incorporates assumptions including the estimated amount of future state and federal pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates used to manage the underlying business.

As of December 31, 2016, the gross DTA is $337.6 million. The gross DTL is $97.4 million as of December 31, 2016. Management has assessed the ability to realize the gross DTA based on positive and negative evidence and on the basis of this evaluation, a valuation allowance of $40.6 million was recorded as of December 31, 2016. As of December 31, 2016 and 2015, FHN established a valuation allowance of $40.4 million and $40.5 million, respectively, against its 2012 federal capital loss carryforward because of the uncertainty that it would be utilized before it expires in 2017. The DTA after the valuation allowance is $297.0 million as of December 31, 2016. Although realization is not assured, FHN believes that it meets the more-likely-than-not requirement with respect to the net DTA after valuation allowance.

Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2016 and 2015 were as follows:

(Dollars in thousands)	2016	2015
Deferred tax assets:
Loss reserves	$65,605	$88,925
Employee benefits	83,074	143,474
Accrued expenses	16,767	13,753
Capital loss carryforwards	44,469	40,499
Credit carryforwards	80,048	68,716
State NOL carryforwards	19,438	19,111
Investment in debt securities (ASC 320)	10,693	-
Other	17,515	18,970
Gross deferred tax assets	337,609	393,448
Valuation allowance	(40,593)	(40,806)
Deferred tax assets after valuation allowance	$297,016	$352,642
Deferred tax liabilities:
Depreciation and amortization	$36,347	$32,177
Equity investments	12,196	10,743
Investment in debt securities (ASC 320)	-	2,088
Other intangible assets	37,596	34,056
Prepaid expenses	11,150	10,893
Other	114	3,366
Gross deferred tax liabilities	97,403	93,323
Net deferred tax assets	$199,613	$259,319

Certain previously reported amounts have been reclassified to agree with current presentation.

The total unrecognized tax benefits ("UTB") at December 31, 2016 and 2015, was $4.2 million and $3.7 million, respectively. To the extent such unrecognized tax benefits as of December 31, 2016 are subsequently recognized, $1.8 million of tax benefits would impact tax expense and FHN’s effective tax rate in future periods.

FHN is currently in audit in several jurisdictions. It is reasonably possible that the UTB related to state exposures could decrease by $.4 million during 2017 if audits are completed and settled and if the applicable statutes of limitations expire as scheduled.

FHN recognizes interest accrued and penalties related to UTB within income tax expense. FHN had approximately $.3 million and $.1 million accrued for the payment of interest as of December 31, 2016 and 2015, respectively. The total amount of interest and penalties recognized in the Consolidated Statements of Income during 2016 and 2015 was an expense of $.2 million and a benefit of $.8 million, respectively.

The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)
Balance at December 31, 2014	$5,207
Increases related to prior year tax positions	913
Decreases related to prior year tax positions	(428)
Increases related to current year tax positions	90
Lapse of statute	(2,109)
Balance at December 31, 2015	$3,673
Increases related to prior year tax positions	951
Increases related to current year tax positions	27
Settlements	(407)
Balance at December 31, 2016	$4,244